Trade Receivables - Summary of Trade Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Trade receivables	¥ 801,814	¥ 633,909
Trade receivables [member]
Disclosure of financial assets [line items]
Allowance for impairment losses	(10,521)	(11,302)	¥ (12,555)	¥ (14,389)
Gross carrying amount [member] | Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Trade receivables	689,347	526,403
Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 122,988	¥ 118,808